Shareholders Equity (Tables)	6 Months Ended
Mar. 31, 2026
Shareholders Equity
Schedule of warrants issued, outstanding, expired
		Exercised
	Warrants	price
Warrants outstanding, as of September 30, 2024	1,072,865	$2.40
Issued	8,333,334	$2.40
Exercised	(325,825)	$2.40
Expired	-	-
Warrants outstanding, as of September 30, 2025	9,080,374	$2.40
Issued	-	-
Exercised	(8,333,334)	$2.40
Expired	-	-
Warrants outstanding, as of March 31, 2026	747,040	$2.40
Warrants exercisable, as of March 31, 2026	747,040	$2.40
			Remaining
	Warrant	Exercise	contractual
Warrants Outstanding	exercisable	price	life
2024 warrants -Series A	747,040	$2.40	3.4 years